Rental Expense Under Non-Cancelable Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Commitment And Contingencies [Line Items]
Rental expense	$ 849	$ 604	$ 723